Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Trade Accounts Receivable	As of December 31, 2024 and 2023, consolidated trade accounts receivable consisted of:

		2024	2023
Trade accounts receivable	$	1,659	1,841
Allowances for expected credit losses		(77)	(90)

	$	1,582	1,751

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss
As of December 31, 2024, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	332	29	8.7%
United States		542	8	1.5%
EMEA		701	34	4.9%
SCA&C		72	6	8.3%
Others		12	—	—

	$	1,659	77

Summary of Allowance for Expected Credit Losses
Changes in the allowance for ECL in 2024, 2023 and 2022, were as follows:

		2024	2023	2022
Allowances for expected credit losses at beginning of period	$	90	91	101
Charged to selling expenses		15	11	9
Deductions		(17)	(15)	(21)
Reclassification to assets held for sale		(6)	—	—
Foreign currency translation effects		(5)	3	2

Allowances for expected credit losses at end of period	$	77	90	91